Stock option plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended			1 Months Ended		1 Months Ended
	Sep. 30, 2013 Restricted stock	Sep. 30, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Sep. 30, 2013 Stock options Minimum	Dec. 31, 2012 Stock options Minimum	Dec. 31, 2011 Stock options Minimum	Sep. 30, 2013 Stock options Maximum	Dec. 31, 2012 Stock options Maximum	Dec. 31, 2011 Stock options Maximum	Mar. 05, 2013 2013 Stock Incentive Plan Restricted stock	Mar. 05, 2013 2013 Stock Incentive Plan Stock options	Mar. 05, 2013 2013 Stock Incentive Plan Common stock	May 31, 2013 2009 Stock Incentive Plan	Dec. 31, 2012 2009 Stock Incentive Plan Common stock	May 31, 2013 2013 Long Term Incentive Plan Common stock Minimum	May 31, 2013 2013 Long Term Incentive Plan Common stock Maximum	May 31, 2013 2009 Equity and Long Term Incentive Plan and 2013 Stock Incentive Plan Common stock
Stock option plan
Number of shares authorized													739,937
Number of additional shares authorized														2,500,000
Number of shares available for issuance															14,271			122,296
Number of shares subject to outstanding awards																	3,040,444
Annual increase in the number of shares on the first day of the fiscal year																2,500,000
Annual increase in the number of shares outstanding on the first day of the fiscal year (as a percent)																4.00%
Number of options
Outstanding at the beginning of the period (in shares)		42,394	46,794	39,557
Granted (in shares)		2,007,713	5,715	8,123							735,324	4,613
Forfeited (in shares)		(62,247)	(10,115)	(875)
Outstanding at the end of the period (in shares)		1,987,860	42,394	46,794
Exercisable at the end of the period (in shares)		61,834	33,414
Exercise price
Outstanding at the beginning of the period (in dollars per share)					$ 218.40	$ 226.80	$ 226.80	$ 1,149.60	$ 1,149.60	$ 1,149.60
Granted (in dollars per share)			$ 218.40	$ 490.80	$ 10.59			$ 10.85
Forfeited (in dollars per share)					$ 10.85	$ 218.40	$ 226.80	$ 1,149.60	$ 1,149.60	$ 1,149.60
Outstanding at the end of the period (in dollars per share)					$ 10.59	$ 218.40	$ 226.80	$ 1,149.60	$ 1,149.60	$ 1,149.60
Exercisable at the end of the period (in dollars per share)					$ 10.59	$ 218.40		$ 1,149.60	$ 1,149.60
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)		$ 469.48	$ 532.80	$ 547.20
Granted (in dollars per share)		$ 10.85	$ 218.40	$ 490.80
Forfeited (in dollars per share)		$ 17.10	$ 604.80	$ 757.20
Outstanding at the end of the period (in dollars per share)		$ 20.44	$ 469.48	$ 532.80
Exercisable at the end of the period (in dollars per share)		$ 290.39	$ 482.40
Weighted-average remaining contractual term
Outstanding at the end of the period		9 years 6 months 4 days	5 years 7 days	5 years 8 months 26 days
Exercisable at the end of the period		6 years 22 days	4 years 1 month 20 days
Aggregate intrinsic value
Outstanding at the end of the period (in dollars)		$ 20,652
Exercisable at the end of the period (in dollars)		$ 265
Valuation assumptions
Risk-free interest rate (as a percent)			1.135%	2.40%	0.85%			1.69%
Expected volatility (as a percent)			87.00%	87.00%	87.00%			88.00%
Expected term					5 years	6 years	6 years	6 years	6 years 3 months	6 years 3 months
Expected dividend yield (as a percent)		0.00%	0.00%	0.00%
Weighted average grant date fair value (in dollars per share)		$ 7.86	$ 160.65	$ 364.80
Number of Shares
Granted (in shares)	1,131,524
Forfeited (in shares)	(17,717)
Unvested at the end of the period (in shares)	1,113,807
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 10.68
Forfeited (in dollars per share)	$ 10.63
Unvested at the end of the period (in dollars per share)	$ 10.68